Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Liabilities [Line Items]
Vacation, convalescence and bonus accruals	$ 1,407	$ 889
Employees and payroll related	279	422
Short-term operating lease liabilities	235	346
Accrued expenses and other	925	2,344
Accrued expenses and other liabilities, total	$ 2,846	$ 4,001